COVER LETTER

February 12, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund II

(1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MML Series Investment Fund II (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) (2) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 50 to the Trust’s Registration Statement under the Securities Act and Amendment No. 51 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed primarily in connection with the following: i) the initial registration under the Securities Act of the MML iShares® 60/40 Allocation Fund and MML iShares® 80/20 Allocation Fund, each a new series of the Trust; (ii ) to reflect a change in subadviser for the MML Asset Momentum Fund, MML Blend Fund, MML Equity Rotation Fund, and MML Special Situations Fund; iii) to reflect the addition of a sub-sub-adviser for the MML Asset Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund; iv) to reflect changes to the name, 80% name test, principal investment strategies, and principal risks of the MML Asset Momentum Fund; (v) to reflect changes to the investment objective, principal investment strategies, and principal risks of the MML Blend Fund; (vi) to reflect changes to the 80% name test, principal investment strategies and principal risks of the MML Equity Rotation Fund; and (vii) to reflect changes to the principal investment strategies and principal risks of the MML Special Situations Fund. In addition, this Amendment incorporates other changes made since the filing of Post-Effective Amendment No. 48 in connection with the Trust. The anticipated effective date is May 1, 2021. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect December 31, 2020 information, but instead still reflect December 31, 2019 information.

Please address any questions or comments to the undersigned at (860) 562-2130. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Andrew M. Goldberg

Andrew M. Goldberg

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MML Series Investment Fund II